PROPERTY AND EQUIPMENT, NET (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net
Total property and equipment	$ 13,023,724	$ 2,893,464	$ 1,242,596
Less: accumulated depreciation	(1,017,332)	(67,705)	(10,388)
Property and equipment, net	12,006,392	2,825,759	1,242,596
Brick machines
Property and Equipment, Net
Total property and equipment	2,381,174	2,534,700	973,992
Right-of-Use assets - vehicles
Property and Equipment, Net
Total property and equipment	171,276	135,620	123,796
Furniture and equipment
Property and Equipment, Net
Total property and equipment	84,514	84,514
Leasehold improvements
Property and Equipment, Net
Total property and equipment	165,680	$ 138,630	$ 155,196
Demonstration & test equipment
Property and Equipment, Net
Total property and equipment	$ 10,221,080